UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       05-09-02
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     143
                                            -------------------------

Form 13F Information Table Value Total:     $178,505
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 1093       9500  SH        SOLE           9500
ADVO Inc.                      com 007585102  338       8000  SH        SOLE           8000
Agere Systems Inc. Class A     com 00845V100  156      40000  SH        SOLE           40000
Alltel Corporation             com 020039103 1272      22900  SH        SOLE           22200  700
Anadarko Petroleum Corporation com 032511107 1484      26300  SH        SOLE           26300
AptarGroup, Inc.               com 038336103 1728      49300  SH        SOLE           49300
Automatic Data Processing,Inc. com 053015103  661      11340  SH        SOLE           11340
Axcelis Technologies Inc.      com 054540109 4405     308044  SH        SOLE           292999 15045
BB&T Corporation               com 066821109 1181      31000  SH        SOLE           31000
Banta Corporation              com 066821109  757      21200  SH        SOLE           300    20900
Beckman Coulter, Inc.          com 075811109  766      15000  SH        SOLE           15000
Bell South Corp.               com 079860102  527      14308  SH        SOLE           1808   12500
Berkshire Hathaway CLB         com 084670207 1038        438  SH        SOLE           438
Boston Scientific Corporation  com 101137107 1317      52500  SH        SOLE           42000  10500
Briggs & Stratton Corp.        com 109043109  386       8400  SH        SOLE           8400
Brookstone Inc.                com 114537103 6259     391200  SH        SOLE           388200 3000
Brunswick Corporation          com 117043109 1369      50100  SH        SOLE           45100  5000
Cable Design Technologies
  Corporation                  com 126924109 1185      88800  SH        SOLE           84900  3900
Century Telephone Enterprises  com 156700106 1685      49550  SH        SOLE           40600  8950
Champion Enterprises, Inc.     com 158496109 4070     508800  SH        SOLE           505800 3000
Charles Schwab Corp.           com 808513105  133      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100 1952      62516  SH        SOLE           44970  17546
Citigroup Inc.                 com 172967101  307       6207  SH        SOLE           6015   192
Coach Inc.                     com 189754104 1831      36100  SH        SOLE           36100
Colgate Palmolive              com 194162103  366       6400  SH        SOLE           0      6400
Comerica Inc.                  com 200340107  732      11700  SH        SOLE           11700
Concord EFS, Inc.              com 206189102  590      17740  SH        SOLE           17740
Conoco Inc.                    com 208251504  473      16200  SH        SOLE           700    15500
Convergys Corporation          com 212485106 2212      74800  SH        SOLE           73300  1500
Countrywide Credit
  Industries, Inc.             com 222372104 5446     121700  SH        SOLE           115100 6600
Courier Corporation            com 222660102 1369      34700  SH        SOLE           34700
Craftmade International,Inc.   com 22413E104  813      50000  SH        SOLE           50000
Crown Pacific Partners L.P.    com 228439105 3101     490700  SH        SOLE           490700
DeVRY Inc.                     com 251893103  238       7900  SH        SOLE           7900
Deere and Company              com 244199105 1057      23201  SH        SOLE           6101   17100
Diamond Offshore Drilling, Inc.com 25271C102  836      26750  SH        SOLE           26750
Dover Corporation              com 260003108 1948      47500  SH        SOLE           46400  1100
Eaton Corporation              com 278058102 1846      22800  SH        SOLE           14800  8000
Elder Beerman Stores Corp.     com 284470101  237      91000  SH        SOLE           90000  1000
Electronic Data Systems
  Corporation                  com 285661104  557       9600  SH        SOLE           0      9600
Emerson Electric Co.           com 291011104  792      13800  SH        SOLE           8300   5500
Equity Office Properties Trust com 294741103  231       7700  SH        SOLE           2400   5300
Esterline Technologies Corp.   com 297425100 2727     133700  SH        SOLE           112400 21300
Ethan Allen Interiors Inc.     com 297602104  738      19400  SH        SOLE           14600  4800
Exxon Mobil Corporation        com 302290101 1635      37300  SH        SOLE           37300
Fannie Mae                     com 313586109  395       4940  SH        SOLE           140    4800
Fifth Third Bancorp            com 316773100 1640      24300  SH        SOLE           24300
First Tennessee National Corp. com 337162101  368      10500  SH        SOLE           0      10500
Fleetwood Enterprises Inc.     com 339099103 4102     379800  SH        SOLE           379800
Forest Oil Corporation         com 346091606 1659      56000  SH        SOLE           54900  1100
Fortune Brands Inc.            com 349631101 1131      22900  SH        SOLE           22900
General Dynamics Corporation   com 369550108 1287      13700  SH        SOLE           7800   5900
General Electric Co.           com 369604103  386      10300  SH        SOLE           1000   9300
Genuine Parts Company          com 372460105 1686      45850  SH        SOLE           30780  15070
GlaxoSmithKline PLC            com 37733w105  214       4551  SH        SOLE           0      4551
Great Lakes Chemical           com 390568103  352      12500  SH        SOLE           600    11900
H & R Block, Inc.              com 093671105 1022      23000  SH        SOLE           23000
HMI Industries Inc.            com 404238107   12      20000  SH        SOLE           20000
Harris Corporation             com 413875105 2801      78000  SH        SOLE           58300  19700
Health Care Property           com 421915109 6705     165350  SH        SOLE           144250 21100
Hector Communications Corp.    com 422730101 1668     115000  SH        SOLE           115000
Hewlett-Packard Company        com 428236103  444      24737  SH        SOLE           200    24537
Hibbett Sporting Goods, Inc.   com 428565105  428      18200  SH        SOLE           18200
Host Marriott Corp.            com 44107P104  472      39500  SH        SOLE           39500
Huntington Bancshares Inc.     com 446150104 3717     188690  SH        SOLE           170350 18340
I. Gordon Corporation          com 382784106  186      16499  SH        SOLE           16499
IMPATH Inc.                    com 45255g101 1726      42050  SH        SOLE           40950  1100
Input/Output, Inc.             com 457652105 2317     254600  SH        SOLE           254600
Intel Corporation              com 458140100  581      19120  SH        SOLE           3920   15200
Invacare Corporation           com 461203101 1177      31300  SH        SOLE           31300
Jones Apparel Group Inc.       com 480074103 1787      51130  SH        SOLE           51130
K-Swiss Inc. - Class A         com 482686102  730      17400  SH        SOLE           17400
KeyCorp                        com 493267108  426      16000  SH        SOLE           1000   15000
Kimberly Clark Corp.           com 316773100 2114      32700  SH        SOLE           22500  10200
Kronos, Inc.                   com 501052104  470      10000  SH        SOLE           10000
Layne Christensen Company      com 521050104  705      75000  SH        SOLE           75000
Leggett & Platt, Inc.          com 524660107 1617      65200  SH        SOLE           58700  6500
Leucadia National Corporation  com 527288104  636      17800  SH        SOLE           17800
Lincoln National Corp.         com 534187109  490       9660  SH        SOLE           560    9100
Littelfuse, Inc.               com 537008104 1786      72100  SH        SOLE           60500  11600
MBIA Inc.                      com 55262C100  555      10150  SH        SOLE           10150
MCSi Inc.                      com 593261100  119      10000  SH        SOLE           10000
Manor Care, Inc.               com 564055101 3122     134000  SH        SOLE           134000
Marathon Oil Corporation       com 902905827  723      25100  SH        SOLE           5200   19900
Maritrans Inc.                 com 570363101  538      40000  SH        SOLE           40000
Masco Corporation              com 574599106  244       8900  SH        SOLE           8900
McDonalds Corp.                com 580135101 1224      44100  SH        SOLE           44100
Merck & Co., Inc.              com 589331107  253       4400  SH        SOLE           1400   3000
Monaco Coach Corporation       com 60886R103  818      33650  SH        SOLE           33650
Morgan Stanley
  Dean Witter & Co.            com 617446109  447       7800  SH        SOLE           1200   6600
NCR Corporation                com 62886E108  365       8150  SH        SOLE           8150
NDCHealth Corporation          com 639480102  575      15800  SH        SOLE           15800
National City Corporation      com 635405103  627      20376  SH        SOLE           936    19440
Nautica Enterprises, Inc.      com 639089101  334      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107 1075     165900  SH        SOLE           165900
Neogen Corporation             com 640491106  553      35000  SH        SOLE           35000
Network Associates, Inc.       com 579057100  566      23400  SH        SOLE           22800  600
Nobel Learning
  Communities, Inc.            com 654889104  280      40000  SH        SOLE           40000
Northrop Grumman Corporation   com 666807102  339       3000  SH        SOLE           3000
PICO Holdings, Inc.            com 693366205  745      50000  SH        SOLE           50000
Pall Corporation               com 696429307 1541      75200  SH        SOLE           47000  28200
Patterson-UTI Energy, Inc.     com 703414102 1160      39000  SH        SOLE           39000
Payless ShoeSource, Inc.       com 704379106  305       5000  SH        SOLE           5000
Pharmacia Inc.                 com 71713U102  369       8182  SH        SOLE           214    7968
Philip Morris Companies Inc.   com 718154107  325       6170  SH        SOLE           170    6000
Plantronics, Inc.              com 727493108 4418     211200  SH        SOLE           203700 7500
Prima Energy Corp.             com 741901201 2283      91700  SH        SOLE           83100  8600
Pulte Corporation              com 745867101 1235      25800  SH        SOLE           14000  11800
Rainbow Technologies, Inc.     com 750862104  604      60000  SH        SOLE           60000
Ross Stores, Inc.              com 778296103 1245      32900  SH        SOLE           32900
Royal Dutch Pete Co NY Reg Sh  com 780257804  239       4400  SH        SOLE           400    4000
Royce Focus Trust              com 78080N108  429      60000  SH        SOLE           60000
Ryans Family Steak Houses Inc. com 783519101  360      15000  SH        SOLE           15000
SBC Communications Inc.        com 78387G103  518      13836  SH        SOLE           3762   10074
SPSS Inc.                      com 78462K102  439      25000  SH        SOLE           25000
STERIS Corporation             com 859152100  344      16500  SH        SOLE           16500
Schering-Plough                com 806605101 1144      36550  SH        SOLE           25550  11000
Sensient Technologies
  Corporation                  com 913538104  460      19989  SH        SOLE           3189   16800
Sevenson Environmental
  Services, Inc.               com 818063109  853      55000  SH        SOLE           55000
Simon Property Group, Inc.     com 828806109  976      29900  SH        SOLE           1900   28000
Simpson Manufacturing Co., Inc.com 829073105 1376      22500  SH        SOLE           22500
Snap-on Incorporated           com 833034101 2646      77700  SH        SOLE           56900  20800
Sparton Corp.                  com 847235108  170      20000  SH        SOLE           20000
Sprint Corp.                   com 852061100  471      30800  SH        SOLE           8100   22700
Strayer Education, Inc.        com 863236105  265       5400  SH        SOLE           5400
Stryker Corp.                  com 863667101  416       6900  SH        SOLE           6900
SunTrust Banks, Inc.           com 867914103 1068      16000  SH        SOLE           16000
TJX Companies, Inc.            com 872540109 2125      53100  SH        SOLE           43100  10000
Target Corp.                   com 87612e10610176     235996  SH        SOLE           12864  223132
Teleflex Inc.                  com 879369106 1720      31464  SH        SOLE           21064  10400
Textron, Inc.                  com 883203101  266       5200  SH        SOLE           200    5000
The Men's Wearhouse, Inc.      com 587118100 1139      48800  SH        SOLE           47000  1800
The Morgan Group, Inc.
  - Class A                    com 617358106  263     134800  SH        SOLE           134800
Theragenics Corporation        com 883375107  198      20000  SH        SOLE           20000
Toll Brothers Inc.             com 889478103 1655      33200  SH        SOLE           33200
Tractor Supply Company         com 892356106  603      13100  SH        SOLE           13100
Unico American Corporation     com 904607108 1988     351800  SH        SOLE           351800
Universal Electronics Inc.     com 913483103  293      20000  SH        SOLE           20000
Vectren Corporation            com 92240G101  419      16301  SH        SOLE           400    15901
Velcro Industries N.V.         com 922571104  687      60000  SH        SOLE           60000
Washington Mutual Inc.         com 939322103 1769      53400  SH        SOLE           53400
Washington Real Estate
  Investment Trust             com 939653101 4456     155000  SH        SOLE           137000 18000
Weyco Group, Inc.              com 962149100  512      17500  SH        SOLE           17500

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